ACQUISITION (Details Textuals) - USD ($) shares in Millions			3 Months Ended									12 Months Ended
	Oct. 05, 2015	Oct. 05, 2015	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 05, 2015	Nov. 03, 2015	Oct. 01, 2015	Jun. 23, 2015	Mar. 26, 2015	Jun. 24, 2014	Jun. 23, 2014
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs General			$ 10,200,000				$ 10,400,000					$ 76,300,000
Financing Fees							400,000					30,500,000
Change in Control Mandatory Acceleration of Expenses Under the Non-Qualified Pension Plan												47,100,000
Sales			1,348,200,000	$ 1,267,400,000	$ 533,600,000	$ 535,400,000	518,000,000	$ 499,800,000	$ 593,600,000	$ 570,400,000	$ 577,400,000	2,854,400,000	$ 2,241,200,000	$ 2,515,000,000
Net (loss) income			(55,400,000)				19,600,000					6,700,000	162,700,000	250,000,000
Goodwill			$ 2,146,100,000	2,174,100,000			747,100,000	$ 747,100,000				2,174,100,000	$ 747,100,000	747,100,000
Cash and Debt Distribution from Spinco	$ 2,095,000,000	$ 2,095,000,000
2023 Senior Notes	720,000,000	720,000,000
2025 Senior Notes	500,000,000	500,000,000
Delayed-Draw Term Loan Facility of Spinco																		$ 1,050,000,000
Delayed-Draw Term Loan Facility of Spinco, Amount Drawn	875,000,000	875,000,000
Senior Credit Facility																		1,850,000,000		$ 415,000,000
Line of Credit Facility, Maximum Borrowing Capacity																		500,000,000		$ 265,000,000	$ 265,000,000
Delayed-Draw Term Loan Facility, Maximum Borrowing Capacity																		1,350,000,000
Delayed-Draw Term Loan Facility, Amount Drawn	475,000,000	475,000,000
Combined Senior Credit Facility	1,850,000,000	1,850,000,000		$ 1,850,000,000								1,850,000,000
Combined Delayed Draw Term Loan Facility Amount Drawn	1,350,000,000	1,350,000,000
Subfacility of Senior Credit Facility																		$ 100,000,000
Annual Required Principal Payment (Percent) in Years 1 and 2																		5.00%
Annual Required Principal Payment (Percent) in Year 3																		7.50%
Annual Required Principal Payment (Percent) in Years 4 and 5																		10.00%
Sumitomo Credit Facility	600,000,000	600,000,000
Sumitomo Credit Facility Amendment																$ 200,000,000
Sumitomo Credit Facility Amendment Borrowing															$ 200,000,000
Bridge Financing Commitments																			$ 3,354,500,000
Bridge Financing Amortized Debt Issuance Costs							$ 14,300,000					$ 30,000,000
Accrual for future payments	90,200,000	90,200,000
Up-front payments under the ethylene agreements	433,500,000
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Ethylene Asset	$ 410,800,000	$ 410,800,000
Common stock, authorized (in shares)			240.0	240.0	120.0		120.0	120.0				240.0	120.0				240.0
DCP Business
Business Acquisition [Line Items]
Shares	87.5	87.5
Percentage of Outstanding Common Stock Acquired by Third Party	53.00%	53.00%
Percentage of Outstanding Common Stock Retained by Existing Stockholders	47.00%	47.00%
Change in Control Mandatory Acceleration of Expenses Under the Non-Qualified Pension Plan												$ 47,100,000
Sales							$ 1,439,000,000					5,681,800,000	$ 6,948,200,000
Net (loss) income							(39,500,000)					(36,400,000)	2,400,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 25,400,000	$ 25,400,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	477,100,000	477,100,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables	416,000,000	416,000,000
Business Acquisition Contracted Receivables Acquired	420,600,000	420,600,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	51,100,000	51,100,000
Goodwill	1,398,700,000	1,398,700,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount	0	0
Accrual for future payments	69,500,000	69,500,000
Up-front payments under the ethylene agreements		433,500,000
Pro Forma Adjustment For Acquisition Related Costs							10,400,000					47,000,000	4,200,000
Pro Forma Adjustment For Fair Value Adjustment Inventory												24,000,000
Epoxy Segment
Business Acquisition [Line Items]
Sales			$ 460,200,000				0					429,600,000	0	0
Net (loss) income			8,200,000				0					(7,500,000)	0	0
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest from DCP Business			8,200,000
Goodwill			291,300,000	$ 296,600,000			0	$ 0				296,600,000	0	0
Chlor Alkali Products and Vinyls Segment
Business Acquisition [Line Items]
Sales			704,300,000				339,300,000					1,713,400,000	1,502,800,000	1,737,400,000
Net (loss) income			68,100,000				24,100,000					115,500,000	130,100,000	213,500,000
Revenue, Net from DCP Business			395,900,000									373,000,000
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest from DCP Business			56,300,000									37,200,000
Goodwill			1,854,800,000	$ 1,877,500,000			$ 747,100,000	$ 747,100,000				$ 1,877,500,000	$ 747,100,000	$ 747,100,000
2023 Notes
Business Acquisition [Line Items]
2023 Senior Notes	$ 720,000,000	$ 720,000,000
Interest rate	9.75%	9.75%		9.75%				0.00%				9.75%	0.00%
2025 Notes
Business Acquisition [Line Items]
2025 Senior Notes	$ 500,000,000	$ 500,000,000
Interest rate	10.00%	10.00%		10.00%				0.00%				10.00%	0.00%
Minimum
Business Acquisition [Line Items]
Q4 2017 Supply Contract Payment												$ 230,000,000
Q4 2020 Supply Contract Payment												425,000,000
2017 Supply Contract Payment			205,000,000
2020 Supply Contract Payment			425,000,000
Maximum
Business Acquisition [Line Items]
Q4 2017 Supply Contract Payment												250,000,000
Q4 2020 Supply Contract Payment												$ 465,000,000
2017 Supply Contract Payment			215,000,000
2020 Supply Contract Payment			$ 465,000,000
Initial Valuation [Member] | DCP Business
Business Acquisition [Line Items]
Shares	87.5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	$ 477,100,000	$ 477,100,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables	418,900,000	418,900,000
Business Acquisition Contracted Receivables Acquired	423,500,000	423,500,000
Goodwill	1,427,500,000	1,427,500,000
Accrual for future payments	90,200,000	$ 90,200,000
Up-front payments under the ethylene agreements	$ 433,500,000